Stock Option Plan	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Stock Option Plan
19.	STOCK OPTION PLAN
A reserve of 10,814,828 subordinate voting shares are available to be granted in stock options to officers and employees under the Company’s stock option plan. Such stock options are time vesting and 25% of the options will vest on each of the first, second, third and fourth anniversary of the grant. The stock options have a ten-year
term at the end of which the options expire.
Under the stock option plan existing prior to the initial public offering of the Company’s subordinate voting shares, the options vested or were eligible to vest in equal annual instalments on each of the five anniversary dates of the date of grant and were exercisable for a period of up to ten years from the grant date.
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Weighted-average fair value at grant date	$9.12	$13.56
Weighted average assumptions used in the fair value models
Share price	$25.83	$47.69
Risk-free interest rate	0.84%	1.51%
Expected life	6.25 years	6.25 years
Expected volatility	36.24%	28.51%
Expected annual dividend per share	0.00%	0.84%
The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted. The expected volatility used in option pricing models is calculated based on historical volatility of similar listed entities.
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2019	3,883,019	$35.51
Granted	1,235,600	46.90
Forfeited/Cancelled	(95,728)	43.48
Repurchased for cancellation [a]	(773,500)	24.96
Exercised [b]	(459,287)	26.03
Balance as at January 31, 2020	3,790,104	42.32
Granted	1,658,100	26.89
Forfeited/Cancelled	(226,850)	44.42
Exercised [c]	(718,232)	31.38
Balance as at January 31, 2021	4,503,122	$38.28
[a]	Concurrent with the secondary offering (Note 18), the Company repurchased for cancellation 773,500 stock options of two executive officers for a purchase consideration of $28.0 million.
[b]	The weighted average stock price on these exercised stock options was $55.25.
[c]	The weighted average stock price on these exercised stock options was $70.66.

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2021:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$16 to $20	700	$16.34	5.0	700	$16.34
$20 to $24	324,450	$20.37	5.4	324,450	$20.37
$24 to $28	1,710,050	$26.69	8.9	112,250	$27.10
$36 to $40	703,975	$39.45	6.4	475,750	$39.45
$40 to $44	59,975	$40.44	7.5	29,450	$40.54
$44 to $48	1,030,425	$46.16	8.4	219,678	$46.19
$60 to $64	623,847	$62.69	7.4	297,221	$62.69
$64 to $68	40,700	$64.15	8.9	9,875	$64.15
$68 to $72	9,000	69.50	9.6	—	—
Balance as at January 31, 2021	4,503,122	$38.28	7.9	1,469,374	$40.18
The following table summarizes information about stock options outstanding
a
nd exercisable, as at January 31, 2020:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	13,704	$1.06	1.4	13,704	$1.06
$16 to $20	5,950	18.30	6.1	2,200	16.34
$20 to $24	556,150	20.53	5.9	403,050	20.60
$24 to $28	308,800	27.15	5.3	290,325	27.16
$36 to $40	869,375	39.45	7.4	383,175	39.45
$40 to $44	95,575	40.51	8.3	32,225	40.65
$44 to $48	1,175,400	46.16	9.4	4,300	47.67
$60 to $64	713,750	62.69	8.4	177,839	62.69
$64 to $68	51,400	64.15	9.9	—	—
Balance as at January 31, 2020	3,790,104	$42.32	7.9	1,306,818	$33.68
Share based compensati
o
n expense of $14.2 millio
n
 for the year ended January 31, 2021 ($13.0 million for the year ended January 31, 2020) has been recorded in general and administrative expenses in the consolidated statements of net income.
As at January 31, 2021, the total unrecognized compensation cost related to unvested share-based payments totalled $15.2 million ($17.3 million as at January 31, 2020).